FINANCIAL ASSETS AND LIABILITIES - Bunker Derivatives (Details) - t	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bunker derivatives
Derivative [Line Items]
Outstanding bunker derivatives	0	4,200